Repayment of Principal Amount of Long Term Debts (Detail) (Long Term Debt) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	$ 350,000	2,171,610
2016	150,000	930,690
2017	900,000	5,584,140
2018	1,000,000	6,204,600
2019	1,000,000	6,204,600
Thereafter	$ 750,000	4,653,450